Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.19735%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,137,418.85

Principal:
Principal Collections	$16,607,407.65
Prepayments in Full	$6,680,059.96
Liquidation Proceeds	$236,288.34
Recoveries	$73,837.17
Sub Total	$23,597,593.12
Collections	$25,735,011.97

Purchase Amounts:
Purchase Amounts Related to Principal	$188,588.23
Purchase Amounts Related to Interest	$1,109.22
Sub Total	$189,697.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,924,709.42

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,924,709.42
Servicing Fee	$383,938.26	$383,938.26	$0.00	$0.00	$25,540,771.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,540,771.16
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,540,771.16
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,540,771.16
Interest - Class A-3 Notes	$1,069,542.84	$1,069,542.84	$0.00	$0.00	$24,471,228.32
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$24,171,844.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,171,844.99
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$23,952,549.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,952,549.32
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$23,802,138.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,802,138.40
Regular Principal Payment	$21,879,280.80	$21,879,280.80	$0.00	$0.00	$1,922,857.60
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,922,857.60
Residual Released to Depositor	$0.00	$1,922,857.60	$0.00	$0.00	$0.00
Total		$25,924,709.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,879,280.80
Total					$21,879,280.80

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,879,280.80	$45.68	$1,069,542.84	$2.23	$22,948,823.64	$47.91
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$21,879,280.80	$13.86	$1,738,632.76	$1.10	$23,617,913.56	$14.96

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$245,401,798.25	0.5123211	$223,522,517.45	0.4666441
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$395,341,798.25	0.2503843	$373,462,517.45	0.2365274

Pool Information
Weighted Average APR	5.568%	5.618%
Weighted Average Remaining Term	33.92	33.32
Number of Receivables Outstanding	22,357	21,543
Pool Balance	$460,725,908.39	$436,571,976.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$429,884,249.82	$407,642,660.04
Pool Factor	0.2679604	0.2539123

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$28,929,316.65
Targeted Overcollateralization Amount	$63,109,459.24
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,109,459.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$441,587.52
(Recoveries)		98	$73,837.17
Net Loss for Current Collection Period			$367,750.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9578%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9760%
Second Prior Collection Period			0.3726%
Prior Collection Period			1.3114%
Current Collection Period			0.9836%
Four Month Average (Current and Prior Three Collection Periods)			0.9109%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,575	$16,436,617.24
(Cumulative Recoveries)			$2,683,593.00
Cumulative Net Loss for All Collection Periods			$13,753,024.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7999%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,383.15
Average Net Loss for Receivables that have experienced a Realized Loss			$5,340.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.83%	266	$8,003,683.44
61-90 Days Delinquent	0.39%	52	$1,718,758.58
91-120 Days Delinquent	0.08%	9	$343,063.15
Over 120 Days Delinquent	0.20%	27	$890,008.16
Total Delinquent Receivables	2.51%	354	$10,955,513.33

Repossession Inventory:
Repossessed in the Current Collection Period		14	$516,326.89
Total Repossessed Inventory		27	$1,038,234.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3532%
Prior Collection Period			0.3623%
Current Collection Period			0.4085%
Three Month Average			0.3747%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6761%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	32

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	68	$1,970,072.78
2 Months Extended	119	$4,018,399.17
3+ Months Extended	33	$987,503.88

Total Receivables Extended	220	$6,975,975.83
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer